UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-10387

Tax-Managed Value Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Maureen A. Gemma The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2008

Item 1. Reports to Stockholders

Tax-Managed Value Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.2%
Security	Shares	Value
Aerospace & Defense — 4.2%
General Dynamics Corp.	250,000	$22,605,000
Northrop Grumman Corp.	300,000	22,071,000
United Technologies Corp.	350,000	25,364,500
		$70,040,500
Air Freight & Logistics — 0.4%
FedEx Corp.	75,000	$7,190,250
		$7,190,250
Auto Components — 0.7%
BorgWarner, Inc.	250,000	$12,287,500
		$12,287,500
Beverages — 1.2%
Molson Coors Brewing Co., Class B	350,000	$19,194,000
		$19,194,000
Capital Markets — 6.6%
Ameriprise Financial, Inc.	500,000	$23,745,000
Bank of New York Mellon Corp. (The)	650,000	28,294,500
Franklin Resources, Inc.	150,000	14,272,500
Goldman Sachs Group, Inc.(1)	172,500	33,011,325
Merrill Lynch & Co., Inc.(1)	200,000	9,966,000
		$109,289,325
Chemicals — 1.1%
Air Products and Chemicals, Inc.	190,000	$18,701,700
		$18,701,700
Commercial Banks — 3.7%
PNC Financial Services Group, Inc.	200,000	$13,870,000
U.S. Bancorp	700,000	23,723,000
Wells Fargo & Co.	800,000	23,800,000
		$61,393,000
Communications Equipment — 1.1%
Nokia Oyj ADR	625,000	$18,793,750
		$18,793,750

Security	Shares	Value
Computer Peripherals — 4.6%
Hewlett-Packard Co.	816,044	$37,823,639
International Business Machines Corp.	325,000	39,227,500
		$77,051,139
Consumer Finance — 0.4%
Capital One Financial Corp.	134,749	$7,141,697
		$7,141,697
Diversified Financial Services — 4.1%
Bank of America Corp.	800,000	$30,032,000
JPMorgan Chase & Co.	800,000	38,120,000
		$68,152,000
Diversified Telecommunication Services — 4.4%
AT&T, Inc.	1,050,000	$40,645,500
Verizon Communications, Inc.	750,000	28,860,000
Windstream Corp.	258,481	3,034,567
		$72,540,067
Electric Utilities — 4.7%
Entergy Corp.	200,000	$22,972,000
Exelon Corp.	400,000	34,192,000
FPL Group, Inc.	325,000	21,544,250
		$78,708,250
Energy Equipment & Services — 2.6%
Diamond Offshore Drilling, Inc.	60,000	$7,524,600
National-Oilwell Varco, Inc.(2)	100,000	6,845,000
Transocean, Inc.(2)	200,000	29,492,000
		$43,861,600
Food & Staples Retailing — 3.1%
Kroger Co. (The)	650,000	$17,712,500
Safeway, Inc.	500,000	15,800,000
Wal-Mart Stores, Inc.	300,000	17,394,000
		$50,906,500
Food Products — 2.2%
Kraft Foods, Inc., Class A	250,000	$7,907,500
Nestle SA	60,000	28,488,220
		$36,395,720

See notes to financial statements

Tax-Managed Value Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Health Care Providers & Services — 0.5%
Aetna, Inc.	200,000	$8,720,000
		$8,720,000
Hotels, Restaurants & Leisure — 1.1%
McDonald's Corp.	300,000	$17,874,000
		$17,874,000
Household Products — 0.8%
Kimberly-Clark Corp.	200,000	$12,798,000
		$12,798,000
Independent Power Producers & Energy Traders — 0.5%
NRG Energy, Inc.(2)	200,000	$8,790,000
		$8,790,000
Industrial Conglomerates — 0.5%
General Electric Co.	250,000	$8,175,000
		$8,175,000
Insurance — 8.4%
Allstate Corp. (The)	100,000	$5,036,000
AON Corp.	350,000	15,886,500
Chubb Corp.	500,000	26,485,000
Lincoln National Corp.	300,000	16,128,000
MetLife, Inc.	550,000	33,467,500
Progressive Corp.	200,000	3,638,000
Travelers Companies, Inc. (The)	775,000	39,060,000
		$139,701,000
Machinery — 4.0%
Caterpillar, Inc.	300,000	$24,564,000
Deere & Co.	400,000	33,628,000
Eaton Corp.	100,000	8,784,000
		$66,976,000
Media — 1.8%
Comcast Corp., Class A	700,000	$14,385,000
Walt Disney Co.	500,000	16,215,000
		$30,600,000

Security	Shares	Value
Metals & Mining — 3.5%
Alcoa, Inc.	325,000	$11,303,500
BHP Billiton, Ltd. ADR(1)	100,000	8,066,000
Companhia Vale do Rio Doce ADR	200,000	7,816,000
Freeport-McMoRan Copper & Gold, Inc., Class B(1)	275,000	31,281,250
		$58,466,750
Multiline Retail — 1.8%
JC Penney Company, Inc.	300,000	$12,750,000
Nordstrom, Inc.	250,000	8,815,000
Target Corp.	150,000	7,969,500
		$29,534,500
Multi-Utilities — 1.0%
Dominion Resources, Inc.	400,000	$17,356,000
		$17,356,000
Oil, Gas & Consumable Fuels — 15.5%
Anadarko Petroleum Corp.	100,000	$6,656,000
Apache Corp.	250,000	33,670,000
Chevron Corp.	300,000	28,845,000
ConocoPhillips	450,000	38,767,500
Exxon Mobil Corp.	400,000	37,228,000
Hess Corp.	300,000	31,860,000
Marathon Oil Corp.	200,000	9,114,000
Occidental Petroleum Corp.	500,000	41,605,000
Peabody Energy Corp.	300,000	18,339,000
Valero Energy Corp.	250,000	12,212,500
		$258,297,000
Paper and Forest Products — 0.6%
Weyerhaeuser Co.	150,000	$9,582,000
		$9,582,000
Pharmaceuticals — 5.0%
Abbott Laboratories	250,000	$13,187,500
Johnson & Johnson	325,000	21,804,250
Merck & Co., Inc.	625,000	23,775,000
Wyeth	550,000	24,458,500
		$83,225,250

See notes to financial statements

Tax-Managed Value Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Real Estate Investment Trusts (REITs) — 2.5%
AMB Property Corp.	110,000	$6,352,500
AvalonBay Communities, Inc.(1)	85,000	8,478,750
Public Storage, Inc.	75,000	6,802,500
Simon Property Group, Inc.	200,000	19,972,000
		$41,605,750
Road & Rail — 1.8%
Burlington Northern Santa Fe Corp.	300,000	$30,765,000
		$30,765,000
Specialty Retail — 1.7%
Staples, Inc.	600,000	$13,020,000
TJX Companies, Inc. (The)	475,000	15,304,500
		$28,324,500
Tobacco — 1.6%
Altria Group, Inc.	375,000	$7,500,000
Philip Morris International, Inc.(2)	375,000	19,136,250
		$26,636,250
Wireless Telecommunication Services — 0.5%
Vodafone Group PLC ADR	275,000	$8,706,500
		$8,706,500
Total Common Stocks (identified cost $1,102,263,962)		$1,637,780,498

Short-Term Investments — 5.9%
Description	Shares/ Interest (000's omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 2.91%(3)(4)	44,776	$44,775,614
Investment in Cash Management Portfolio, 2.49%(4)	$54,325	54,324,650
Total Short-Term Investments (identified cost $99,100,264)		$99,100,264
Total Investments — 104.1% (identified cost $1,201,364,226)		$1,736,880,762
Other Assets, Less Liabilities — (4.1)%		$(69,200,608)
Net Assets — 100.0%		$1,667,680,154

ADR - American Depository Receipt

(1)  All or a portion of this security was on loan at April 30, 2008.

(2)  Non-income producing security.

(3)  The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at April 30, 2008. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

(4)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2008.

See notes to financial statements

Tax-Managed Value Portfolio as of April 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2008

Assets
Unaffiliated investments, at value including $43,857,840 of securities on loan (identified cost, $1,102,263,962)	$1,637,780,498
Affiliated investments, at value (identified cost, $99,100,264)	99,100,264
Receivable for investments sold	13,160,671
Dividends and interest receivable	2,223,800
Interest receivable from affiliated investment	89,588
Securities lending income receivable	28,691
Tax reclaims receivable	545,741
Total assets	$1,752,929,253
Liabilities
Collateral for securities loaned	$44,775,614
Payable for investments purchased	39,598,847
Payable to affiliate for investment adviser fee	779,688
Payable to affiliate for Trustees' fees	4,189
Accrued expenses	90,761
Total liabilities	$85,249,099
Net Assets applicable to investors' interest in Portfolio	$1,667,680,154
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$1,132,100,890
Net unrealized appreciation (computed on the basis of identified cost)	535,579,264
Total	$1,667,680,154

Statement of Operations

For the Six Months Ended
April 30, 2008

Investment Income
Dividends (net of foreign taxes, $109,948)	$17,544,545
Interest	113
Securities lending income, net	98,405
Interest income allocated from affiliated investment	825,579
Expenses allocated from affiliated investment	(96,272)
Total investment income	$18,372,370
Expenses
Investment adviser fee	$4,678,410
Trustees' fees and expenses	15,073
Custodian fee	168,113
Legal and accounting services	36,023
Miscellaneous	13,576
Total expenses	$4,911,195
Net investment income	$13,461,175
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$(37,252,110)
Foreign currency transactions	(4,981)
Net realized loss	$(37,257,091)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(66,093,950)
Foreign currency	34,822
Net change in unrealized appreciation (depreciation)	$(66,059,128)
Net realized and unrealized loss	$(103,316,219)
Net decrease in net assets from operations	$(89,855,044)

See notes to financial statements

Tax-Managed Value Portfolio as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
From operations — Net investment income	$13,461,175	$21,338,601
Net realized gain (loss) from investment and foreign currency transactions	(37,257,091)	10,402,351
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(66,059,128)	187,564,735
Net increase (decrease) in net assets from operations	$(89,855,044)	$219,305,687
Capital transactions — Contributions	$492,705,156	$253,731,971
Withdrawals	(256,333,751)	(164,869,742)
Net increase in net assets from capital transactions	$236,371,405	$88,862,229
Net increase in net assets	$146,516,361	$308,167,916
Net Assets
At beginning of period	$1,521,163,793	$1,212,995,877
At end of period	$1,667,680,154	$1,521,163,793

See notes to financial statements

Tax-Managed Value Portfolio as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended April 30, 2008		Year Ended October 31,
	(Unaudited)		2007	2006	2005	2004	2003
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(1)(2)	0.66	%(3)	0.66%	0.67%	0.68%	0.69%	0.70%
Net investment income	1.76	%(3)	1.56%	1.67%	1.40%	1.57%	1.47%
Portfolio Turnover	27%		14%	26%	40%	44%	76%
Total Return	(5.44	)%(4)	17.51%	19.53%	15.76%	13.55%	16.40%
Net assets, end of period (000's omitted)	$1,667,680		$1,521,164	$1,212,996	$946,075	$797,423	$673,412

(1)  The investment adviser waived a portion of its investment advisory fee (equal to less than 0.01% of average daily net assets for the years ended October 31, 2006 and 2005).

(2)  Excludes the effect of custody credits, if any, of less than 0.005%.

(3)  Annualized.

(4)  Not annualized.

See notes to financial statements

Tax-Managed Value Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Tax-Managed Value Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio's investment objective is to achieve long-term, after-tax returns by investing in a diversified portfolio of value stocks. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2008, Eaton Vance Tax-Managed Value Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 89.2% and 10.7%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Portfolio may invest in Cash Management Portfolio (Cash Management) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Boston Management and Research (BMR) and Eaton Vance Management (EVM), respectively. Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Investments in Cash Collateral Fund are valued at the net asset value per share on the valuation date.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must

Tax-Managed Value Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of April 30, 2008, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio's federal tax returns filed in the 3-year period ended October 31, 2007 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement, as amended by a fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.65% of the Portfolio's average daily net assets up to $500 million, 0.625% from $500 million up to $1 billion, 0.600% from $1 billion up to $2 billion and at reduced rates as daily net assets exceed that level, and is

Tax-Managed Value Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. The portion of the adviser fee payable by Cash Management on the Portfolio's investment of cash therein is credited against the Portfolio's adviser fee. For the six months ended April 30, 2008, Portfolio's adviser fee totaled $4,767,401 of which $88,991 was allocated from Cash Management and $4,678,410 was paid or accrued directly by the Portfolio. For the six months ended April 30, 2008, the Portfolio's adviser fee, including the portion allocated from Cash Management, was 0.62% (annualized) of the Portfolio's average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2008, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $671,007,410 and $416,415,856, respectively, for the six months ended April 30, 2008.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,202,506,267
Gross unrealized appreciation	$542,568,137
Gross unrealized depreciation	(8,193,642)
Net unrealized appreciation	$534,374,495

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $200 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.07% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2008.

6  Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. Government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay the broker a loan rebate fee computed as a varying percentage of the collateral received. The loan rebate fee paid by the Portfolio amounted to $563,013 for the six months ended April 30, 2008. At April 30, 2008, the value of the securities loaned and the value of the collateral amounted to $43,857,840 and $44,775,614, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet obligations due on loans.

7  Recently Issued Accounting Pronouncement

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of April 30, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

Eaton Vance Tax-Managed Value Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

Eaton Vance Tax-Managed Value Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of the Tax-Managed Value Portfolio (the "Portfolio"), the portfolio in which the Eaton Vance Tax-Managed Value Fund (the "Fund") invests, with Boston Management and Research (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted the Adviser's in-house equity research capabilities and experience managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Eaton Vance Tax-Managed Value Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2007 for the Fund. The Board concluded that the Fund's performance was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the management fees, including administrative fees, and the Fund's total expense ratio for the year ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio, the Fund and all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio and the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the Portfolio advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund and Portfolio to continue to share such benefits equitably.

Eaton Vance Tax-Managed Value Fund

OFFICERS AND TRUSTEES

Eaton Vance Tax-Managed Value Fund

Officers
Thomas E. Faust Jr.
President and Trustee
William H. Ahern, Jr.
Vice President
John R. Baur
Vice President
Michael A. Cirami
Vice President
Cynthia J. Clemson
Vice President
Charles B. Gaffney
Vice President
Christine M. Johnston
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Mark S. Venezia
Vice President
Adam A. Weigold
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

Eaton Vance Tax-Managed Value Fund

OFFICERS AND TRUSTEES CONT'D

Tax-Managed Value Portfolio

Officers Duncan W. Richardson President Michael R. Mach Vice President Barbara E. Campbell Treasurer Maureen A. Gemma Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

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Investment Adviser of Tax-Managed Value Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Tax-Managed Value Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Tax-Managed Value Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

501-6/08  TVSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms). Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Value Portfolio

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President

Date:	June 12, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	June 12, 2008

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President

Date:	June 12, 2008